Accounts receivable, net (Details Narrative) - USD ($)	4 Months Ended	12 Months Ended
	May 15, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Bad debt expense				$ 130,781
Allowances for expected credit loss		$ 69,474		$ 1,129,178
Subsequent Event [Member]
Subsequent Event [Line Items]
Payments received on accounts receivable	$ 5,554,100
Accounts receivable outstanding	$ 14,769,826